Supplemental Disclosures With Respect To Cash Flows - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Right-of-use (ROU) assets acquired through operating leases	$ 57,100,580	$ 10,081,357
Assets acquired through finance leases	$ 1,915,366	$ (2,840,936)